Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial reporting and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2021 included within the Company’s final prospectus filed with the SEC on May 16, 2022, pursuant to Rule 424(b) under the Securities Act. The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In our opinion, all adjustments considered necessary for a fair statement have been included in the accompanying unaudited financial statements. Operating results for the three and six-months
ended June 30, 2022, are not necessarily indicative of the results that may be expected for the full year ending December 31, 2022. The December 31, 2021, balance sheet information has been derived from the 2021 audited financial statements of ProFrac Predecessor.

Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and (2) the reported amounts of revenue and expenses during the reporting period. We base these estimates on historical results and various other assumptions believed to be reasonable, all of which form the basis for making estimates concerning the carrying values of assets and liabilities that are not readily available from other sources. It is at least reasonably possible these estimates could be revised in the near term, and these revisions could be material.

Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and (2) the reported amounts of revenue and expenses during the reporting period. We base these estimates on historical results and various other assumptions believed to be reasonable, all of which form the basis for making estimates concerning the carrying values of assets and liabilities that are not readily available from other sources. Ultimate results could differ materially from these estimates.

Leases
Leases
The Company determines if an arrangement is a lease at inception of the arrangement. To the extent that we determine an arrangement represents a lease, we classify that lease as an operating lease or a finance lease. We capitalize operating and finance leases on our consolidated balance sheets through a right-of-use
(“ROU”) asset and a corresponding lease liability. ROU assets represent our right to use an underlying asset for the lease term, and lease liabilities represent our obligation to make lease payments arising from the lease. See Note 12—Leases for additional information.
Operating and finance lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Goodwill
Goodwill
We have acquired goodwill related to business acquisitions. Goodwill represents the excess of the purchase price over the fair value of net assets acquired. We review our goodwill on an annual basis, at the beginning of the fourth quarter, and whenever events or changes in circumstances indicate the carrying value of goodwill may exceed its fair value. If the carrying value of goodwill exceeds its fair value, we recognize an impairment loss for this difference.

Variable Interest Entities
Variable Interest Entities
We evaluate our ownership, contractual and other interest in entities to determine if they are variable interest entities (“VIE”). We evaluate whether we have a variable interest in those entities and the nature and extent of those interests. Based on our evaluation, if we determine we are the primary beneficiary of a VIE, we consolidate the entity in our financial statements.

Concentration of credit risk
Concentration of credit risk
The Company’s assets that are potentially exposed to concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. The financial institutions in which the Company transacts business are “well capitalized” under applicable federal capital adequacy guidelines, thereby reducing, but not eliminating its exposure to credit risks for deposits in excess of federally insured amounts.

The market for the Company’s services and products is the oil and gas industry in the United States. Oil and gas companies make capital expenditures on exploration, development and production operations. The level of these expenditures has historically been characterized by significant volatility.
The majority of the Company’s business is conducted with oil and gas E&P companies. For the year ended December 31, 2021, sales to Rockcliff Energy Management, LLC and Sabine Oil & Gas Corporation accounted for 15% and 10%, respectively, of total revenue. For the year ended December 31, 2020, sales to Rockcliff Energy Management, LLC, Alta Resources Development LLC and Sabine Oil & Gas Corporation accounted for 15%, 11% and 10%, respectively, of total revenue. The majority of these revenues were related to our Stimulation services segment.
As of December 31, 2021, receivables from Comstock Resources, Inc., Sabine Oil & Gas Corporation and Rockcliff Energy Management, LLC accounted for 13%, 11% and 10%, respectively, of total accounts receivable. As of December 31, 2020, receivables from Rockcliff Energy Management, LLC, Comstock Resources, Inc. and Blue Dome Operating, LLC accounted for 19%, 11% and 11%, respectively, of total accounts receivable. The Company does not believe this concentration of credit risk represents material risk of loss with respect to its financial position due to the credit worthiness and the nature of the receivables.

Cash and equivalents		Cash and equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Inventories
Inventories
Inventories, which consist of raw materials, work in process and finished goods, are carried at the lower of cost or net realizable value. Cost represents the purchase price or production cost and includes material, labor, and manufacturing overhead. Fixed manufacturing overhead is allocated to the cost of inventory based on the normal capacity of production facilities. Unallocated overhead during periods of abnormally low production levels is recognized as cost of sales in the period in which it is incurred. Our inventory is recorded using the first-in,
first-out
method. We regularly review quantities
on-hand
and reduce the value of inventory for excess or obsolescence based primarily upon historical usage, estimated demand, and technological developments. See Note 3 for additional information related to our inventory.

Property, plant, and equipment
Property, plant, and equipment
Property, plant, and equipment is stated at cost less accumulated depreciation, which is generally provided by using the straight-line method over the estimated useful lives of the individual assets. We manufacture our hydraulic fracturing units and the cost of this equipment, which includes direct and indirect manufacturing costs, is capitalized, and carried as construction in progress until it is completed and placed into service. Expenditures for renewals and betterments that extend the lives of our service equipment, which includes the replacement of significant components of service equipment, are capitalized and depreciated. Other repairs and maintenance costs are expensed as incurred. Mining property costs are amortized using the units-of-production
method on estimated measured tons in proved reserves. The impact of revisions to reserve estimates is recognized on a prospective basis. When assets are disposed or retired, the cost and accumulated depreciation are netted against any sale proceeds, and the resulting gains or losses are included in the results of operations.

Intangible assets
Intangible assets
We amortize intangible assets with a finite life on a straight-line basis over the period which the asset is expected to contribute to cash flows, ranging from seven years to 17 years. The components of our intangible assets generally consist of license agreements and technology. See Note 5—Intangible assets for additional information.

Impairment of long-lived assets
Impairment of long-lived assets
Recoverability of assets to be held and used is assessed whenever events or circumstances suggest that the fair value of the underlying asset or asset group may have significantly declined. Recoverability is evaluated by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. During the years ended December 31, 2021 and 2020, no impairments of long-lived assets have been recorded.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recorded at invoiced amounts and generally do not bear interest. We routinely assess the financial strength of our customers and establish an allowance for doubtful accounts based upon various factors including historical collection experience, current aging status of customer accounts, current financial condition, as well as other factors. Losses are charged against the allowance when the customer accounts are determined to be uncollectible. The following table summarizes the rollforward of the allowance for doubtful accounts for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
Beginning balance	$(1,846)	$(316)
Bad debt expense, net of recoveries	1,164	(2,778)
Write-offs	16	1,248

Ending balance	$(666)	$(1,846)

Revenue recognition
Revenue recognition
The Company’s products and services are sold based upon contracts with customers. The Company recognizes revenue as it satisfies performance obligations by transferring control over a service or product to a customer.

Payment terms are specified in each customer agreement and are typically a specific number of days following satisfaction of the performance obligation. The following are descriptions of the principal activities of each reportable segment from which the Company generates its revenue.
Stimulation services.
We generate revenue through the provision of hydraulic fracturing services, which involves the injection of water, sand and chemicals under high pressure into formations to optimize hydrocarbon flow paths during the completion phase of wellbores. Our contracts with customers are short term in nature, typically less than four weeks, and have a single performance obligation, which is the contracted total stages, satisfied over time. Once a stage has been completed, a field ticket is created which includes charges for services performed and any inputs consumed during the service. The signing of the field ticket by a customer representative represents their acceptance of the service and agreement to the amounts to which the Company has the right to invoice and recognize as revenue. We believe that recognizing revenue based on actual stages completed, upon receipt of a signed field ticket, appropriately depicts how our hydraulic fracturing services are transferred to our customers over time.
Manufacturing.
We generate revenue through sales of equipment used to perform oilfield services. The performance obligation is satisfied and revenues are recognized at the point-in-time
that control of goods are transferred to the customer, generally upon shipment from our manufacturing facility. Payment terms are specified in each customer agreement and are typically a specific number of days following satisfaction of the performance obligation.
Proppant production.
We generate revenue through the sale of frac sand to oilfield service providers and E&P companies. The performance obligation is satisfied and revenue is recognized at the point-in-time
that control of the product is transferred to the customer, generally upon shipment from our facility. We charge our customers on a per-ton
basis at current market prices. Payment terms are specified in each customer agreement and are typically a specific number of days following satisfaction of the performance obligation.
Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and are therefore excluded from revenues in the consolidated statements of operations.

Revenue recognition
Effective January 1, 2019, the Company adopted the requirements of Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (“ASC 606”), which defines the criteria required to recognize revenue when a performance obligation is satisfied by transferring control over a product or service to a customer.
The Company’s services are sold based upon contracts with customers. The Company recognizes revenue as it satisfies performance obligations by transferring control over a service or product to a customer. Payment terms are specified in each customer agreement and are typically a specific number of days following satisfaction of the performance obligation. The following are descriptions of the principal activities of each reportable segment from which the Company generates its revenue.
Stimulation services.
We generate revenue through the provision of hydraulic fracturing services, which involves the injection of water, sand and chemicals under high pressure into formations to optimize hydrocarbon flow paths during the completion phase of wellbores. Our contracts with customers are short term in nature, typically less than four weeks, and have a single performance obligation, which is the contracted total stages, satisfied over time. Once a stage has been completed, a field ticket is created which includes charges for services performed and any inputs consumed during the service. The signing of the field ticket by a customer representative represents their acceptance of the service and agreement to the amounts to which the Company has the right to invoice and recognize as revenue. We believe that recognizing revenue based on actual stages completed, upon receipt of a signed field ticket, appropriately depicts how our hydraulic fracturing services are transferred to our customers over time.
Manufacturing.
We generate revenue through sales of equipment used to perform oilfield services. The performance obligation is satisfied and revenues are recognized at the point-in-time
that control of goods are

transferred to the customer, generally upon shipment from our manufacturing facility. Payment terms are specified in each customer agreement and are typically a specific number of days following satisfaction of the performance obligation.
Proppant production.
We generate revenue through the sale of frac sand to oilfield service providers and E&P companies. The performance obligation is satisfied and revenue is recognized at the point-in-time
that control of the product is transferred to the customer, generally upon shipment from our facility. We charge our customers on a per-ton
basis at current market prices. Payment terms are specified in each customer agreement and are typically a specific number of days following satisfaction of the performance obligation.
Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and are therefore excluded from revenues in the consolidated statements of operations.

Business Combinations
Business Combinations
Business combinations are accounted for under the acquisition method of accounting. Under this method, the assets acquired and liabilities assumed are recognized at their respective fair values as of the date of acquisition. The excess, if any, of the acquisition price over the fair values of the assets acquired and liabilities assumed is recorded as goodwill. For significant acquisitions, we utilize third-party appraisal firms to assist us in determining the fair values for certain assets acquired and liabilities assumed. The measurement of these fair values requires us to make significant estimates and assumptions which are inherently uncertain.
Adjustments to the fair values of assets acquired and liabilities assumed are made until we obtain all relevant information regarding the facts and circumstances that existed as of the acquisition date (the “measurement period”), not to exceed one year from the date of the acquisition. We recognize measurement-period adjustments in the period in which we determine the amounts, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.
See Note 14—Acquisitions and investments for information on acquisitions completed during the historical period.

Business Combinations
Business combinations are accounted for under the acquisition method of accounting. Under this method, the assets acquired and liabilities assumed are recognized at their respective fair values as of the date of acquisition. The excess, if any, of the acquisition price over the fair values of the assets acquired and liabilities assumed is recorded as goodwill. For significant acquisitions, we utilize third-party appraisal firms to assist us in determining the fair values for certain assets acquired and liabilities assumed. The measurement of these fair values requires us to make significant estimates and assumptions which are inherently uncertain.
Adjustments to the fair values of assets acquired and liabilities assumed are made until we obtain all relevant information regarding the facts and circumstances that existed as of the acquisition date (the “measurement period”), not to exceed one year from the date of the acquisition. We recognize measurement-period adjustments in the period in which we determine the amounts, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.
See Note 8—Investments and Acquisitions for information on acquisitions completed during the historical period.

Fair value measurements
Fair value measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at a measurement date. We apply the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases of categorization within the hierarchy upon the lowest level input that is available and significant to the fair value measurement:

•	Level 1: The use of quoted prices in active markets for identical assets or liabilities.

•
Level 2: Other than quoted prices included in Level 1, inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability. At June 30, 2022, we had no Level 2 measurements.

•
Level 3: The use of significant unobservable inputs that typically require the use of management’s estimates of assumptions that market participants would use in pricing. See Note 16—Fair Value of Financial Interests for more information on our investments using Level 3 measurements.

Our current assets and liabilities contain financial instruments, the most significant of which are trade accounts receivable and payable. We believe the carrying value of our current assets and liabilities approximate fair value. Our fair value assessment incorporates a variety of considerations, including: (i) the short-term duration of the instruments and (ii) our historical incurrence of and expectations of future bad debt expense. The book value of our floating rate debt approximates fair value because of its floating rate structure.

Fair value measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at a measurement date. We apply the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases of categorization within the hierarchy upon the lowest level input that is available and significant to the fair value measurement:

•	Level One: The use of quoted prices in active markets for identical assets or liabilities.

•
Level Two: Other than quoted prices included in Level One, inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level Three: The use of significant unobservable inputs that typically require the use of management’s estimates of assumptions that market participants would use in pricing.
Our current assets and liabilities contain financial instruments, the most significant of which are trade accounts receivable and payable. We believe the carrying value of our current assets and liabilities approximate fair value. Our fair value assessment incorporates a variety of considerations, including: (i) the short-term duration of the instruments and (ii) our historical incurrence of and expectations of future bad debt expense. The book value of our floating rate debt approximates fair value because of its floating rate structure.

Retirement benefits
Retirement benefits
The Company has a defined contribution 401(k) plan (the “Plan”) covering substantially all of its employees. Employees are eligible to participate in the Plan if they are 21 years of age and have completed 90 days of service. Eligible employees may defer up to 100% of their compensation or the maximum allowed by law on a pre-tax
or Roth
after-tax
basis. The Company contributes a match equal to 100% of an employee’s contribution up to 4% of his or her compensation. An additional discretionary employer contribution may be made. Employee contributions (both pre-tax
and Roth) and the employer match are 100% vested immediately for all years prior to 2020. Effective January 1, 2020, the employer matching contribution vests ratably upon completion of each of the employees’ first three years of service, and additional employer matching contributions thereafter vest immediately. Between April 5, 2020 and December 27, 2020, the Company suspended matching contributions as a cost-savings measure. The Company made matching contributions of $1.5 million and $0.6 million during the years ended December 31, 2021 and 2020, respectively. Expense associated with the Plan is charged to current operations. All obligations within the respective years have been fully funded.

Foreign Currency
Foreign Currency
We remeasure foreign currency transactions into the relevant functional currency and record the foreign currency transaction gains or losses as a component of other (expense) income in our consolidated statements of operations. We translate the financial statements of our
non-U.S.
dollar functional currency foreign subsidiary into U.S. dollars in consolidation and record the translation gains or losses as other comprehensive income (loss).

Profits interest grants
Profits interest grants
Class B “profits interest” units of ProFrac LLC (“Class B Units”) entitle the holders to their respective percentage share of cash distributions either through ordinary course distributions or in connection with a business sale after all normal capital has been distributed.
On May 28, 2020, ProFrac LLC awarded ten Class B Units (effectively 1%) (the “Grant”) to an executive. Under the terms of the award agreement, after recovery of Class A members’ equity, additional returns are to be available for distribution between profits interest holders and the members in accordance with their respective residual ownership. Four of such Class B Units granted vested immediately and six Class B Units vest in equal annual installments of two Class B Units on the anniversary of the agreement date in 2021, 2022 and 2023. In connection with this offering, all such Class B Units will be forfeited.
Awards of profits interests must be evaluated as either unit-based payment arrangements or profit-sharing plans. The issuance of Class B Units was determined to be akin to a share-based payment arrangement.
Accordingly, ProFrac LLC is required to estimate the value of any stock compensation as of the date of the award, and any related value is to be amortized over the vesting period. Due to the timing of the Grant issuance amid uncertainties early in the
COVID-19
pandemic along with the then-depressed oil prices, the value of the vested portion of the Grant, which only becomes eligible to receive cash payouts after all Class A members’ interests have been recovered, was determined to be insignificant.

Income taxes
Income taxes
Before May 12, 2022, the ProFrac Predecessor entities were organized as limited liability companies or a limited partnership and were treated as either a disregarded entity or a partnership for U.S. federal income tax purposes, whereby the ordinary business income or loss and certain deductions were passed-through and reported on the members’ income tax returns. As such, the Company was not required to account for U.S. federal income taxes in the consolidated financial statements. Certain state income-based taxes are imposed on the Company which are reflected as income tax expense or benefit in historical periods.
In connection with the IPO in May 2022, the Company reorganized and ProFrac LLC became partially owned by ProFrac Corp., a U.S. Internal Revenue Code Subchapter C corporation
(“C-Corporation”).
ProFrac Corp. is a taxable entity and is required to account for income taxes under the asset and liability method for periods subsequent to May 12, 2022.
Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled pursuant to the provisions of Accounting Standards Codification (“ASC”) 740, Income Taxes. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in earnings in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more-likely-than-not
to be realized.

Income taxes
The ProFrac Predecessor entities were organized as limited liability companies or a limited partnership and were treated as either a disregarded entity or a partnership for U.S. federal income tax purposes, whereby the ordinary business income or loss and certain deductions were passed-through and reported on the members’ income tax returns. As such, the ProFrac Predecessor is not required to provide for U.S. federal income taxes and no provision for U.S. federal income tax expense or deferred tax asset or liability is reflected in the historical financial statements. Additionally, with the acquisition of EKU, the Company is subject to certain foreign taxes, which were immaterial for the year ended December 31, 2021. However, certain states subject the ProFrac Predecessor to entity-level taxation. For the years ended December 31, 2021 and 2020, state tax (benefit) expense of $(0.2) million and $0.6 million was recognized. For any deferred tax assets recorded, the Company will assess the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to utilize the existing deferred tax assets, and will record a valuation allowance when it is more likely than not that some portion of the deferred tax assets will not be realized.

Recently adopted accounting standards
Recently adopted accounting standards
On January 1, 2022, we adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) for “Leases,” which amended existing guidance to require lessees to recognize liabilities and ROU assets on the balance sheet for the rights and obligations created by long-term leases and to disclose additional quantitative and qualitative information about leasing arrangements. We adopted this guidance using a modified retrospective approach on January 1, 2022 using the transition method that allows a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.
We have completed our process to implement this standard, and we have designed processes and internal controls necessary for adoption of this standard. We have made policy elections to (i) not capitalize short-term leases for all asset classes, (ii) not separate non-lease
components from lease components for all of our existing asset classes, (iii) apply the package of practical expedients that allows us to not reassess: whether any expired or existing contracts contain leases, lease classification for any expired or existing leases and initial direct costs for existing leases and (iv) apply the practical expedient to apply hindsight in estimating lease term and impairment.
The impact of applying this standard is not expected to significantly impact our results of operations or cash flows. As of January 1, 2022, we recognized ROU assets and liabilities of approximately $35.8 million from operating leases on our consolidated balance sheet. See Note 12—Leases for additional disclosures related to our adoption this accounting standards update.
New accounting standards to be adopted
We have not yet implemented FASB ASU
No. 2016-13,
Financial Instruments – Credit Losses. The ASU introduces a new accounting model, the Current Expected Credit Losses model (“CECL”), which requires recognition of credit losses and additional disclosures related to credit risk. The CECL model utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for loans and other receivables at the time the financial asset is originated or acquired. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. This model replaces the multiple existing impairment models previously used under GAAP, which generally require that a loss be incurred before it is recognized. The new standard also applies to financial assets arising from revenue transactions such as contract assets and accounts receivable.
Implementation is currently required for fiscal years beginning after December 15, 2022. The Company does not believe implementation will have a material impact on its financial statements.
We have not yet implemented FASB ASU
No. 2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 under GAAP. The new guidance also improves the application of income tax-related
guidance and simplifies GAAP for franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and enacted changes in tax laws in interim periods. The new guidance will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022; however, early adoption is permitted. The Company is currently evaluating the impact of adopting the new guidance on its consolidated financial statements.

New accounting standards to be adopted
We have not yet implemented Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU)
No. 2016-02,
Leases (Topic 842). The ASU introduces a new accounting model for leases, which requires recognition of a right-of-use
asset and lease liability on the balance sheet for operating leases. Implementation is not expected to have a material impact on our results of operations, however the Company expects to be required to recognize material assets or liabilities associated with the right to use certain leased assets upon adoption. We are required to adopt Topic 842 using the effective date of January 1, 2022, using the modified retrospective method. Under this adoption method, all leases that are in effect and existence as of, and after the transition date, with a cumulative impact to retained earnings in that period. We expect that this standard will have a material effect on our financial statements. While we continue to assess all the effects of adoption, we currently believe the most significant effects relate to the recognition of new Right of Use (“ROU”) assets and lease liabilities on our balance sheet and providing significant new disclosures about our leasing activities. On adoption, we currently expect to recognize additional operating liabilities of approximately $30.0 million to $40.0 million with corresponding ROU assets of the same amount based on the present value of the remaining minimum lease payments under current leasing standards for existing operating leases. This excludes ROU assets and operating lease liabilities acquired in the FTSI Acquisition (defined below). Additionally, the ROU asset to be recognized upon adoption will increase due to the lease commitments associated with the FTSI Sale Leaseback. See Note 11—Subsequent Events.
We have not yet implemented FASB ASU
No. 2016-13,
Financial Instruments – Credit Losses. The ASU introduces a new accounting model, the Current Expected Credit Losses model (CECL), which requires recognition of credit losses and additional disclosures related to credit risk. The CECL model utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for loans and other receivables at the time the financial asset is originated or acquired. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. This model replaces the multiple existing impairment models previously used under U.S. GAAP, which generally require that a loss be incurred before it is recognized. The new standard also applies to financial assets arising from revenue transactions such as contract assets and accounts receivable.
Implementation is currently required for fiscal years beginning after December 15, 2022. The Company does not believe implementation will have a material impact on its financial statements.
We have not yet implemented FASB ASU
No. 2019-12,
Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 in GAAP. The new guidance also improves the application of income tax-related
guidance and simplifies GAAP for franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and enacted changes in tax laws in interim periods. The new guidance will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022; however, early adoption is permitted. The Company is currently evaluating the impact of adopting the new guidance on the consolidated financial statements.